Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 30,833	$ 18,220	$ 16,495	$ 18,867
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	26,703	9,576
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,002	2,569
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	770	2,033
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	640	1,541
Japanese YEN [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	142	1,825
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 576	$ 676